Schedule of Warrants Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.06	$ 0.25	$ 0.24	$ 0.25
Warrants Outstanding	34,157,894	7,562,500	39,109,000	40,010,250
Weighted Average Life of Outstanding Warrants in Months	36 months
Warrants Range [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.063	$ 0.25
Warrants Outstanding	28,947,368	7,562,500
Weighted Average Life of Outstanding Warrants in Months	36 months	6 years
Warrants Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.069
Warrants Outstanding	5,210,526
Weighted Average Life of Outstanding Warrants in Months	36 months